Offerings - Offering: 1	Aug. 16, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share, reserved for issuance under the Amended and Restated 2015 Share Incentive Plan
Amount Registered | shares	7,977,206
Proposed Maximum Offering Price per Unit	140.02
Maximum Aggregate Offering Price	$ 1,116,968,384.12
Fee Rate	0.01476%
Amount of Registration Fee	$ 164,864.53
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00001 per share, of the Registrant (the “Class A Common Stock”) which become issuable under the Atlassian Corporation Amended and Restated 2015 Share Incentive Plan (the “Plan”) by reason of any share dividend, share split, recapitalization or any other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding shares of Class A Common Stock.